Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
BellRing Brands, Inc.
401(k) Plan
EIN 87-3296749 Plan 001
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Cost	Current Value
*	The Vanguard Group	Mutual Fund - Vanguard Explorer Fund Admiral Shares	**	$749,428
*	The Vanguard Group	Mutual Fund - Vanguard Extended Market Index Fund Institutional Shares	**	1,664,312
*	The Vanguard Group	Mutual Fund - Vanguard Federal Money Market Fund	**	475,738
*	The Vanguard Group	Mutual Fund - Vanguard Institutional Index Fund Instl Shares	**	10,947,946
*	The Vanguard Group	Mutual Fund - Vanguard International Growth Fund Admiral Shares	**	1,120,819
*	The Vanguard Group	Mutual Fund - Vanguard PRIMECAP Fund Admiral Shares	**	2,580,347
*	The Vanguard Group	Mutual Fund - Vanguard Real Estate Index Fund Institutional Shares	**	820,564
*	The Vanguard Group	Mutual Fund - Vanguard Small-Cap Index Fund Institutional Shares	**	1,526,242
*	The Vanguard Group	Mutual Fund - Vanguard Strategic Small-Cap Equity Fund	**	481,323
*	The Vanguard Group	Mutual Fund - Vanguard Total Bond Market Index Fund Instl Shares	**	1,704,447
*	The Vanguard Group	Mutual Fund - Vanguard Total Intl Bond Index Fund Admiral Shares	**	388,344
*	The Vanguard Group	Mutual Fund - Vanguard Total Intl Stock Index Fund Instl Shares	**	2,482,089
*	The Vanguard Group	Mutual Fund - Vanguard Wellington Fund Admiral Shares	**	591,342
*	The Vanguard Group	Mutual Fund - Vanguard Windsor II Fund Admiral Shares	**	557,112
		Total Investment in Shares in Mutual Funds		26,090,053
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2020 Trust I	**	113,086
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2025 Trust I	**	1,197,500
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2030 Trust I	**	4,713,608
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2035 Trust I	**	1,812,861
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2040 Trust I	**	4,853,241
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2045 Trust I	**	5,831,455
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2050 Trust I	**	5,434,243
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2055 Trust I	**	4,514,630
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2060 Trust I	**	3,562,848
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2065 Trust I	**	545,547
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2070 Trust I	**	89,496
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement Income Trust I	**	38,790
*	The Vanguard Group	Collective Trust - Vanguard Retirement Savings Trust III	**	102,314
		Total Investment in Units in Collective Trusts		32,809,619
*	BellRing Brands, Inc.	Common Stock Fund - BellRing Brands, Inc. Common Stock	**	995,283
*	Participant Loans	Interest rates from 4.25% to 9.50% Maturity dates through March 2035	—	464,905
				$60,359,860
* Party-in-Interest
** Participant-directed investment